Feb-09-06 11:30am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-362 P.002/003 F-437

Paras Madho
Manager
Securities Operations [redacted]

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

06024058

Cert NYS

1-9317

February 9, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HRPT Properties Trust, 7 1/8% Series C Cumulative Redeemable Preferred Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 9, 2006. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho